Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Brazil — 5.1%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25(a)	BRL	12	$2,125,131
0.00%, 01/01/26(a)	BRL	20	3,326,319
0.00%, 07/01/26(a)	BRL	22	3,646,303
0.00%, 07/01/27(a)	BRL	10	2,029,792
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL	15	2,951,588
Series F, 10.00%, 01/01/29	BRL	15	3,822,106
Series F, 10.00%, 01/01/31	BRL	6	1,179,928
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/33	BRL	7	1,827,168
10.00%, 01/01/35	BRL	2	310,455
Series F, 10.00%, 01/01/27	BRL	14	3,203,747
			24,422,537
Chile — 4.3%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	780,000	739,931
2.50%, 03/01/25	CLP	4,000,000	4,163,715
4.50%, 03/01/26	CLP	2,520,000	2,675,787
4.70%, 09/01/30(b)(c)	CLP	2,715,000	2,825,996
5.00%, 10/01/28(b)(c)	CLP	1,050,000	1,121,131
5.00%, 03/01/35.	CLP	2,795,000	2,895,176
6.00%, 04/01/33(b)	CLP	2,005,000	2,241,285
6.00%, 01/01/43	CLP	2,600,000	3,033,986
7.00%, 05/01/34(b)	CLP	595,000	715,913
			20,412,920
China — 14.9%
China Government Bond
1.99%, 04/09/25	CNY	12,110	1,684,276
2.18%, 08/25/25	CNY	6,740	938,849
2.18%, 08/15/26	CNY	5,490	764,295
2.24%, 05/25/25	CNY	7,980	1,113,410
2.26%, 02/24/25	CNY	5,720	798,817
2.28%, 11/25/25	CNY	8,480	1,183,651
2.37%, 01/20/27	CNY	9,340	1,307,074
2.40%, 07/15/28	CNY	7,010	980,315
2.44%, 10/15/27	CNY	6,570	919,373
2.46%, 02/15/26	CNY	9,540	1,336,162
2.47%, 09/02/24	CNY	9,360	1,307,758
2.48%, 04/15/27.	CNY	5,530	775,053
2.50%, 07/25/27	CNY	11,240	1,576,006
2.52%, 08/25/33	CNY	7,450	1,040,875
2.55%, 10/15/28	CNY	1,430	201,298
2.60%, 09/15/30	CNY	9,970	1,402,574
2.60%, 09/01/32	CNY	7,800	1,095,330
2.62%, 09/25/29	CNY	7,600	1,072,238
2.62%, 06/25/30	CNY	8,600	1,210,791
2.64%, 01/15/28	CNY	9,170	1,293,965
2.67%, 11/25/33	CNY	2,750	390,581
2.68%, 05/21/30	CNY	14,310	2,021,470
2.69%, 08/12/26	CNY	9,590	1,351,580
2.69%, 08/15/32	CNY	8,490	1,200,251
2.75%, 06/15/29	CNY	8,960	1,272,094
2.75%, 02/17/32	CNY	10,000	1,420,689
2.76%, 05/15/32	CNY	8,580	1,219,122
2.79%, 12/15/29	CNY	8,850	1,259,409
2.80%, 03/24/29	CNY	7,960	1,133,078
2.80%, 03/25/30	CNY	10,880	1,548,859
2.80%, 11/15/32	CNY	6,650	950,338
Security	Par (000)		Value

China (continued)
2.85%, 06/04/27	CNY	12,260	$1,741,460
2.88%, 02/25/33	CNY	8,910	1,282,763
2.89%, 11/18/31	CNY	8,850	1,267,698
2.94%, 10/17/24	CNY	7,990	1,120,915
3.01%, 05/13/28	CNY	12,150	1,742,288
3.02%, 10/22/25	CNY	11,050	1,563,517
3.02%, 05/27/31	CNY	13,400	1,939,817
3.03%, 03/11/26	CNY	10,120	1,436,319
3.12%, 12/05/26	CNY	8,810	1,260,449
3.12%, 10/25/52	CNY	6,080	917,464
3.13%, 11/21/29	CNY	10,100	1,466,161
3.19%, 04/15/53	CNY	4,010	617,378
3.22%, 12/06/25	CNY	7,660	1,090,144
3.25%, 06/06/26	CNY	8,250	1,180,205
3.27%, 11/19/30	CNY	10,570	1,556,056
3.28%, 12/03/27	CNY	12,750	1,848,201
3.29%, 05/23/29	CNY	11,740	1,718,172
3.32%, 04/15/52	CNY	4,550	708,630
3.53%, 10/18/51	CNY	7,420	1,194,110
3.72%, 04/12/51	CNY	5,820	964,545
3.81%, 09/14/50	CNY	10,140	1,700,446
China Government Bonds
2.30%, 05/15/26	CNY	8,450	1,179,672
2.62%, 04/15/28	CNY	10,670	1,506,370
2.67%, 05/25/33	CNY	10,260	1,451,110
2.91%, 10/14/28	CNY	9,570	1,368,607
3.25%, 11/22/28	CNY	7,240	1,055,292
			70,647,370
Colombia — 4.3%
Colombia TES, 13.25%, 02/09/33	COP	6,524,300	2,035,715
Colombian TES
9.25%, 05/28/42	COP	9,958,400	2,381,566
Series B, 5.75%, 11/03/27	COP	6,430,600	1,491,442
Series B, 6.00%, 04/28/28	COP	9,734,700	2,250,726
Series B, 6.25%, 11/26/25	COP	3,921,700	970,297
Series B, 6.25%, 07/09/36	COP	3,942,400	762,491
Series B, 7.00%, 03/26/31	COP	8,872,600	2,021,497
Series B, 7.00%, 06/30/32	COP	8,325,600	1,844,756
Series B, 7.25%, 10/18/34	COP	8,720,300	1,893,022
Series B, 7.25%, 10/26/50	COP	8,267,700	1,581,786
Series B, 7.50%, 08/26/26	COP	7,746,600	1,925,348
Series B, 7.75%, 09/18/30	COP	6,129,600	1,471,314
			20,629,960
Czech Republic — 4.5%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	6,760	282,489
0.05%, 11/29/29	CZK	24,040	851,043
0.25%, 02/10/27	CZK	27,500	1,076,686
0.95%, 05/15/30(c)	CZK	35,490	1,311,789
1.00%, 06/26/26(c)	CZK	34,340	1,397,318
1.20%, 03/13/31	CZK	34,630	1,274,953
1.25%, 02/14/25	CZK	27,820	1,171,849
1.50%, 04/24/40	CZK	17,060	525,664
1.75%, 06/23/32	CZK	34,990	1,307,927
1.95%, 07/30/37	CZK	11,830	408,822
2.00%, 10/13/33	CZK	31,240	1,159,716
2.40%, 09/17/25(c)	CZK	33,080	1,402,167
2.50%, 08/25/28(c)	CZK	35,270	1,455,346
2.75%, 07/23/29	CZK	33,580	1,395,987
3.50%, 05/30/35	CZK	15,750	660,722

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Czech Republic (continued)
4.20%, 12/04/36(c)	CZK	19,910	$890,702
4.50%, 11/11/32	CZK	6,720	307,633
4.90%, 04/14/34	CZK	10,440	493,288
5.00%, 09/30/30	CZK	29,560	1,384,520
5.50%, 12/12/28	CZK	25,910	1,218,852
6.00%, 02/26/26	CZK	23,010	1,043,285
6.20%, 06/16/31	CZK	4,840	243,720
			21,264,478
Dominican Republic — 4.3%
Dominican Republic International Bond
11.25%, 09/15/35 (Call 06/15/35)(c)	DOP	557,300	10,281,984
13.63%, 02/03/33 (Call 11/03/32)(c)	DOP	496,200	10,230,366
			20,512,350
Hungary — 4.5%
Hungary Government Bond
1.00%, 11/26/25	HUF	701,820	1,818,221
1.50%, 04/22/26	HUF	544,340	1,394,214
1.50%, 08/26/26	HUF	386,310	973,742
2.00%, 05/23/29	HUF	504,710	1,182,861
2.25%, 04/20/33	HUF	639,010	1,350,022
2.25%, 06/22/34	HUF	219,350	449,331
2.50%, 10/24/24	HUF	530,780	1,451,027
2.75%, 12/22/26	HUF	424,340	1,092,212
3.00%, 10/27/27	HUF	554,520	1,419,116
3.00%, 08/21/30	HUF	526,740	1,264,235
3.00%, 10/27/38	HUF	450,030	888,980
3.00%, 04/25/41	HUF	314,930	593,955
3.25%, 10/22/31	HUF	705,730	1,677,831
4.50%, 03/23/28	HUF	311,760	836,808
4.75%, 11/24/32	HUF	552,590	1,436,152
5.50%, 06/24/25	HUF	491,780	1,377,748
6.75%, 10/22/28	HUF	596,750	1,745,003
9.50%, 10/21/26	HUF	77,980	237,734
			21,189,192
Indonesia — 6.4%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	15,259,000	931,689
5.50%, 04/15/26	IDR	16,341,000	1,018,465
6.13%, 05/15/28	IDR	15,475,000	972,336
6.25%, 06/15/36	IDR	7,546,000	458,833
6.38%, 08/15/28	IDR	13,732,000	868,910
6.38%, 04/15/32	IDR	26,597,000	1,667,516
6.38%, 07/15/37	IDR	2,511,000	153,795
6.50%, 06/15/25	IDR	17,125,000	1,086,771
6.50%, 02/15/31	IDR	26,553,000	1,674,286
6.63%, 05/15/33	IDR	12,050,000	763,625
6.63%, 02/15/34	IDR	11,669,000	738,144
7.00%, 05/15/27	IDR	15,446,000	997,921
7.00%, 09/15/30	IDR	19,133,000	1,240,371
7.00%, 02/15/33	IDR	22,646,000	1,479,596
7.13%, 06/15/38	IDR	9,768,000	638,531
7.13%, 06/15/42	IDR	17,037,000	1,109,435
7.13%, 06/15/43	IDR	11,404,000	743,109
7.50%, 08/15/32	IDR	8,559,000	571,739
7.50%, 06/15/35	IDR	14,948,000	1,005,532
7.50%, 05/15/38	IDR	9,483,000	638,690
7.50%, 04/15/40	IDR	19,064,000	1,282,410
8.25%, 05/15/29	IDR	14,522,000	992,149
8.25%, 06/15/32	IDR	6,046,000	422,224
8.25%, 05/15/36	IDR	13,435,000	959,048
Security	Par (000)		Value

Indonesia (continued)
8.38%, 09/15/26	IDR	16,750,000	$1,113,482
8.38%, 03/15/34	IDR	22,403,000	1,595,752
8.38%, 04/15/39	IDR	10,474,000	759,603
8.75%, 05/15/31	IDR	8,461,000	601,546
9.00%, 03/15/29	IDR	12,524,000	878,982
9.50%, 07/15/31	IDR	4,603,000	340,218
10.50%, 08/15/30	IDR	4,112,000	314,263
11.00%, 09/15/25	IDR	3,897,000	264,245
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR	4,867,000	296,038
6.38%, 03/15/34	IDR	9,639,000	595,205
6.50%, 06/15/39	IDR	2,829,000	175,513
6.63%, 10/15/24	IDR	6,528,000	412,974
6.88%, 03/15/36	IDR	3,722,000	238,380
8.88%, 11/15/31	IDR	8,937,000	640,407
			30,641,733
Malaysia — 5.1%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,143	619,045
3.50%, 05/31/27	MYR	2,414	510,773
3.52%, 04/20/28	MYR	3,016	636,370
3.58%, 07/15/32	MYR	3,464	720,571
3.73%, 06/15/28	MYR	3,408	725,637
3.76%, 05/22/40	MYR	3,655	745,875
3.83%, 07/05/34	MYR	2,773	587,507
3.88%, 03/14/25	MYR	1,682	358,060
3.89%, 08/15/29	MYR	2,753	589,456
3.90%, 11/30/26	MYR	3,239	694,036
3.90%, 11/16/27	MYR	2,845	609,768
3.91%, 07/15/26	MYR	2,683	574,224
3.96%, 09/15/25	MYR	3,066	654,218
4.06%, 09/30/24	MYR	1,634	347,078
4.07%, 06/15/50	MYR	4,102	840,832
4.25%, 05/31/35	MYR	2,642	576,179
4.46%, 03/31/53	MYR	3,149	692,760
4.50%, 04/30/29	MYR	1,473	324,708
4.64%, 11/07/33	MYR	2,622	591,147
4.70%, 10/15/42	MYR	3,466	792,410
4.76%, 04/07/37	MYR	4,650	1,062,550
4.89%, 06/08/38	MYR	3,789	881,507
4.92%, 07/06/48	MYR	2,595	609,880
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	3,256	686,272
3.45%, 07/15/36	MYR	3,020	608,412
3.47%, 10/15/30	MYR	3,398	705,089
3.60%, 07/31/28	MYR	3,798	803,610
3.66%, 10/15/24	MYR	2,377	503,577
3.73%, 03/31/26	MYR	2,800	596,299
3.99%, 10/15/25	MYR	3,713	793,766
4.07%, 09/30/26	MYR	1,977	424,909
4.13%, 08/15/25	MYR	1,483	317,406
4.13%, 07/09/29	MYR	3,004	650,414
4.19%, 10/07/32	MYR	2,892	628,243
4.25%, 09/30/30	MYR	2,414	525,354
4.26%, 07/26/27	MYR	1,715	371,234
4.29%, 08/14/43	MYR	2,080	450,423
4.37%, 10/31/28	MYR	2,650	579,274
4.42%, 09/30/41	MYR	3,700	816,542
4.66%, 03/31/38	MYR	1,239	281,722
			24,487,137

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mexico — 6.7%
Mexican Bonos
5.00%, 03/06/25	MXN	175	$961,599
5.50%, 03/04/27	MXN	502	2,613,348
7.50%, 05/26/33	MXN	306	2,304,675
8.00%, 07/31/53	MXN	269	1,745,338
8.50%, 03/01/29	MXN	59	795,108
Series M, 5.75%, 03/05/26	MXN	642	3,445,885
Series M, 7.75%, 05/29/31	MXN	566	3,043,689
Series M, 7.75%, 11/23/34	MXN	132	689,477
Series M, 7.75%, 11/13/42	MXN	413	2,536,598
Series M, 8.00%, 09/05/24	MXN	342	1,947,175
Series M, 8.00%, 11/07/47	MXN	343	1,751,021
Series M 20, 7.50%, 06/03/27	MXN	499	2,743,584
Series M 20, 8.50%, 05/31/29	MXN	376	2,128,625
Series M 20, 10.00%, 12/05/24	MXN	326	1,881,395
Series M 30, 8.50%, 11/18/38	MXN	294	1,597,840
Series M 30, 10.00%, 11/20/36	MXN	117	723,678
Mexico Bonos
7.00%, 09/03/26	MXN	132	720,194
8.00%,05/24/35	MXN	48	254,491
			31,883,720
Peru — 4.3%
Peru Government Bond
5.35%, 08/12/40	PEN	6	1,265,864
5.40%, 08/12/34	PEN	8	1,863,787
5.94%,02/12/29	PEN	10	2,779,779
6.15%, 08/12/32	PEN	11	2,948,455
6.35%, 08/12/28	PEN	7	1,773,761
6.90%, 08/12/37	PEN	11	2,776,961
6.95%, 08/12/31	PEN	11	3,074,681
7.30%, 08/12/33(b)(c)	PEN	10	2,688,548
8.20%, 08/12/26	PEN	4	1,250,099
			20,421,935
Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	6,775	1,497,754
0.75%, 04/25/25	PLN	5,713	1,357,486
1.25%, 10/25/30	PLN	7,894	1,558,671
1.75%, 04/25/32	PLN	6,500	1,262,177
2.25%, 10/25/24	PLN	6,676	1,637,176
2.50%,07/25/26	PLN	7,814	1,844,632
2.50%, 07/25/27	PLN	6,013	1,390,492
2.75%, 04/25/28	PLN	7,536	1,731,672
2.75%, 10/25/29	PLN	9,182	2,051,701
3.25%, 07/25/25	PLN	7,174	1,749,484
3.75%, 05/25/27	PLN	5,481	1,322,700
7.50%, 07/25/28	PLN	8,006	2,198,988
Republic of Poland Government Bonds 0.00%, 10/25/25(a)	PLN	2,225	512,136
6.00%, 10/25/33	PLN	4,872	1,288,464
			21,403,533
Romania — 4.4%
Romania Government Bond
2.50%, 10/25/27	RON	3,420	656,025
3.25%, 06/24/26	RON	4,675	955,623
3.50%, 11/25/25	RON	3,540	738,364
3.65%, 07/28/25	RON	3,295	693,582
3.65%, 09/24/31	RON	5,070	929,900
3.70%, 11/25/24	RON	4,770	1,018,039
4.15%, 01/26/28	RON	5,710	1,155,109
Security	Par (000)		Value

Romania (continued)
4.15%, 10/24/30	RON	4,915	$950,386
4.25%, 04/28/36	RON	4,630	827,567
4.75%, 02/24/25	RON	4,070	874,086
4.75%, 10/11/34	RON	5,440	1,041,812
4.85%, 04/22/26	RON	5,290	1,123,734
4.85%, 07/25/29	RON	4,810	979,395
5.00%, 02/12/29	RON	5,400	1,113,369
5.80%, 07/26/27	RON	6,060	1,303,835
6.70%, 02/25/32	RON	4,480	996,061
7.20%, 10/28/26	RON	1,060	235,787
7.20%, 05/31/27	RON	1,890	422,256
7.20%, 10/30/33	RON	2,005	463,454
7.35%, 04/28/31	RON	2,690	617,111
7.90%, 02/24/38	RON	3,395	838,979
8.00%, 04/29/30	RON	1,885	443,384
8.25%, 09/29/32	RON	5,320	1,304,209
Romania Government Bonds
8.00%, 04/29/30	RON	1,005	236,393
8.75%, 10/30/28	RON	3,510	839,305
			20,757,765
Serbia — 4.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	682,310	6,215,232
4.50%, 08/20/32	RSD	910,780	7,545,035
5.88%, 02/08/28	RSD	719,760	6,811,719
			20,571,986
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	19,815	696,077
6.50%, 02/28/41	ZAR	16,942	545,776
7.00%, 02/28/31	ZAR	29,067	1,303,158
8.00%, 01/31/30	ZAR	60,912	2,999,124
8.25%, 03/31/32	ZAR	47,687	2,222,561
8.50%, 01/31/37	ZAR	45,636	1,901,659
8.75%, 01/31/44	ZAR	38,790	1,530,137
8.75%, 02/28/48	ZAR	59,917	2,347,406
8.88%, 02/28/35	ZAR	45,076	2,028,641
9.00%, 01/31/40	ZAR	38,839	1,613,509
10.50%, 12/21/26	ZAR	63,394	3,541,281
11.63%, 03/31/53	ZAR	4,036	205,118
			20,934,447
Thailand — 4.6%
Thailand Government Bond
0.75%, 09/17/24	THB	41,822	1,166,808
0.95%, 06/17/25	THB	28,793	795,410
1.00%, 06/17/27	THB	46,205	1,244,836
1.45%, 12/17/24	THB	36,365	1,016,518
1.59%, 12/17/35	THB	31,118	773,382
1.60%, 12/17/29	THB	34,642	929,180
1.60%, 06/17/35	THB	21,752	545,843
2.00%, 12/17/31	THB	47,308	1,276,939
2.00%, 06/17/42	THB	29,745	714,962
2.13%, 12/17/26	THB	37,421	1,048,020
2.35%, 06/17/26	THB	29,374	828,872
2.65%, 06/17/28	THB	41,698	1,187,478
2.88%, 12/17/28	THB	31,240	899,569
2.88%, 06/17/46	THB	32,950	861,804
3.30%, 06/17/38	THB	39,366	1,157,817
3.35%, 06/17/33	THB	44,357	1,319,576
3.39%, 06/17/37	THB	32,358	962,563

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Thailand (continued)
3.40%, 06/17/36	THB	26,549	$789,671
3.45%, 06/17/43	THB	23,430	692,706
3.65%, 06/20/31	THB	31,281	946,758
3.78%, 06/25/32	THB	31,983	979,355
3.85%, 12/12/25	THB	29,920	866,628
4.88%, 06/22/29	THB	28,369	897,525
			21,902,220
Turkey — 4.1%
Turkey Government Bond
8.00%, 03/12/25	TRY	32,538	791,859
10.50%, 08/11/27	TRY	143,508	2,977,049
10.60%, 02/11/26	TRY	49,445	1,070,539
11.00%, 02/24/27	TRY	36,838	761,757
11.70%, 11/13/30	TRY	93,010	1,923,348
12.40%, 03/08/28	TRY	184,522	4,004,209
12.60%, 10/01/25	TRY	95,703	2,165,736
16.90%, 09/02/26	TRY	102,930	2,481,242
Turkiye Government Bond
17.30%, 07/19/28	TRY	43,619	1,105,388
17.80%, 07/13/33	TRY	86,192	2,093,376
			19,374,503
Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	468,710	11,333,901
8.50%, 03/15/28(c)	UYU	171,807	4,254,773
Uruguay Government International Bonds, 9.75%, 07/20/33(Call 04/20/33)	UYU	206,291	5,432,078
			21,020,752
Total Long-Term Investments — 95.1%
(Cost: $472,227,429)			452,478,538
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	4,970,000	$4,970,000

Total Short-Term Securities — 1.0%
(Cost: $4,970,000)		4,970,000

Total Investments — 96.1%
(Cost: $477,197,429)		457,448,538

Other Assets Less Liabilities — 3.9%		18,372,977

Net Assets — 100.0%		$475,821,515

(a)	Zero-coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,570,000	$—	$(16,600,000	)(a)	$—	$—	$4,970,000	4,970,000	$30,713	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$452,478,538	$—	$452,478,538
Short-Term Securities
Money Market Funds	4,970,000	—	—	4,970,000
	$4,970,000	$452,478,538	$—	$457,448,538

Currency Abbreviation

BRL	Brazilian Real	PEN	Peru Nuevo Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan	RON	Romanian Leu
COP	Colombian Peso	RSD	Serbian Dinar
CZK	Czech Koruna	THB	Thai Baht
DOP	Dominican Peso	TRY	Turkish Lira
HUF	Hungarian Forint	UYU	Uruguayan Peso
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso
MYR	Malaysian Ringgit